Impairment Reversals (Losses) on Non-Current Assets - Summary of Impairment Reversals (Losses) on Non-Current Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reversals of impairment losses on non-current assets:
Reversals of impairment losses on non-current assets on intangible assets	€ 4
Reversals of impairment losses on non-current assets on tangible assets	0	€ 0	€ 0
Reversals of impairment losses on non-current assets	4
Impairment losses on non-current assets:
Impairment losses on non-current assets on intangible assets	4	(30)
Impairment losses on non-current assets on tangible assets		7	3
Impairment losses on non-current assets	2,590	37	3
Total	€ (2,586)	€ (37)	€ (3)